Submission	Jul. 16, 2025
Submission [Line Items]
Central Index Key	0001940674
Registrant Name	SMX (Security Matters) Public Limited Company
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES